Accruals, deferred income and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accruals and deferred income [abstract]
Accruals, deferred income and other liabilities
	2017	2016
	£m	£m
Accruals and deferred income	3,951	4,422
Other creditors	4,563	4,382
Obligations under finance leases (see Note 21)	20	15
Insurance contract liabilities, including unit-linked liabilities	31	52
Accruals, deferred income and other liabilities	8,565	8,871